Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Information on Reportable Segments

Information on reportable segments for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	178,091	₹	179,821	₹	165,441	₹	82,462	₹	605,815	₹	7,685	₹	8,912	₹	13	₹	622,425
Other operating income/(loss), net		-		-		-		-		(81)		-		-		-		(81)
Segment result		33,040		41,589		31,673		11,476		117,778		45		1,061		(903)		117,981
Unallocated										5,153		-		-		-		5,153
Segment result total									₹	122,850	₹	45	₹	1,061	₹	(903)	₹	123,053
Finance expense																		(5,088)
Finance and other income																		20,912
Share of net profit/(loss) of associates accounted for using the equity method																		130
Profit before tax																	₹	139,007
Income tax expense																		(30,345)
Profit for the year																	₹	108,662
Depreciation, amortization and impairment																	₹	27,656

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	91,103	₹	781,824	₹	6,173	₹	7,295	₹	(3)	₹	795,289
Other operating income/(loss), net		-		-		-		-		2,186		-		-		-		2,186
Segment result		42,820		47,376		35,739		10,523		136,458		115		1,173		(80)		137,666
Unallocated										434		-		-		-		434
Segment result total									₹	139,078	₹	115	₹	1,173	₹	(80)	₹	140,286
Finance expense																		(5,325)
Finance and other income																		16,257
Share of net profit/(loss) of associates accounted for using the equity method																		57
Profit before tax																	₹	151,275
Income tax expense																		(28,946)
Profit for the year																	₹	122,329
Depreciation, amortization and impairment																	₹	30,911

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	100,989	₹	897,478	₹	6,047	₹	5,823	₹	-	₹	909,348
Other operating income/(loss), net		-		-		-		-		-		-		-		-		-
Segment result		49,264		56,567		35,048		8,945		149,824		(176)		441		(1,442)		148,647
Unallocated										(9,041)		-		-		-		(9,041)
Segment result total									₹	140,783	₹	(176)	₹	441	₹	(1,442)	₹	139,606
Finance expense																		(10,077)
Finance and other income																		18,185
Share of net profit/(loss) of associates accounted for using the equity method																		(57)
Profit before tax																	₹	147,657
Income tax expense																		(33,992)
Profit for the year																	₹	113,665
Depreciation, amortization and impairment																	₹	33,402

Disclosure of Contribution of Revenue More than 10% from Geographical Areas

Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2021		2022		2023
United States of America	₹	336,009	₹	427,021	₹	506,690
United Kingdom		67,852		101,437		113,023
	₹	403,861	₹	528,458	₹	619,713